LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Right-of-use asset and lease liability related to the operating lease

At June 30, 2020 and December 31, 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	June 30, 2020	December 31, 2019
Right-of-use asset	$765,052	$378,013
Amortization of right-of-use asset	(82,963)	(39,709)
Right-of-use asset, net	$682,089	$338,304

Operating lease liability
Current portion of long-term lease	$79,509	$71,032
Long-term lease	602,580	286,139
Total operating lease liability	$682,089	$357,171

As of December 31, 2019 and 2018, the right-of-use asset and lease liability related to the operating lease were as follows:

	2019	2018
Right-of-use asset	$378,013	$-
Amortization of right-of-use asset	(39,709)	-
Right-of-use asset, net	$338,304	$-

Operating lease liability
Current portion of long-term lease	$71,032	$-
Long-term lease	286,139	-
Total operating lease liability	$357,171	$-

Future payments due under operating lease

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31,2020 (remaining six months)	$79,509
December 31, 2021	155,685
December 31, 2022	161,882
December 31, 2023	168,277
December 31, 2024	116,736
$682,089

The future payments due under operating lease as of December 31, 2019 is as follows:

Fiscal year ending:
December 31, 2020	71,032
December 31, 2021	73,954
December 31, 2022	76,970
December 31, 2023	80,083
December 31, 2024	55,132
$357,171